Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended	0 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Bonus Share Plan [Member]	Dec. 31, 2008 Bonus Share Plan [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2012 Subsequent Event [Member] Construction Contracts [Member] number	Mar. 11, 2013 Subsequent Event [Member] Bonus Share Plan [Member]	Mar. 11, 2013 Subsequent Event [Member] Long-Term Incentive Plan [Member]	Mar. 11, 2013 Subsequent Event [Member] Co-Investment Executive Share Plan [Member] number	Feb. 28, 2013 Subsequent Event [Member] Bridge Loan [Member]	Mar. 19, 2013 South Africa [Member] Subsequent Event [Member] Rand Refinery [Member]
Syndicated Bridge Loan Facility Agreement [Abstract]
Debt Instrument Face Amount						$ 732.5					$ 750.0
Debt Instrument Interest Rate Stated Percentage (Percent)						3.50%
Disposal Of Additional Interest In Rand Refinery [Abstract]
Proceeds on disposal of associates and equity accounted joint ventures	20	0	1									5
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]												43.79%
Percent Disposed [Percent]												4.24%
Amount Less Than A Million												Less than $1 million
Amendments To The Rules Of BSP And LTIP Plans [Abstract]
Bonus Share Plan Awards, Vesting after One year (Percent)					40.00%			50.00%
Bonus Share Plan Awards, Vesting after Two years (Percent)					60.00%			50.00%
Bonus Share Plan, Additional Awards Granted (Percent)					20.00%			20.00%
Cash awards granted (percent)									40.00%
Share awards granted (percent)									60.00%
Minimum Shareholding Requirements - Executive participation (percent)										50.00%
Minimum Shareholding Requirements - Company participation (percent)										150.00%
Award vesting period (years)				3 years						2 years
Number of Tranches (number)										2
Agreement With Izingwe Property Managers (Proprietary) Limited [Abstract]
Construction and Development Costs							$ 6.7
Number of housing units (number)							200
Nature of Common Ownership or Management Control Relationships							Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.